Share-Based Payment Arrangements - Movement in Share Options (Details)	6 Months Ended
Dec. 31, 2024 shares £ / shares
CSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	0
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	0
Number of share options expired in share-based payment arrangement (in shares)	0
Share options outstanding at end of period (in shares)	0
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	0 years
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	6,965
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	0
Number of share options expired in share-based payment arrangement (in shares)	0
Share options outstanding at end of period (in shares)	6,965
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	12 years
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	25,687
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	(4,550)
Options forfeited during the period (in shares)	(1,225)
Number of share options expired in share-based payment arrangement (in shares)	0
Share options outstanding at end of period (in shares)	19,912
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 21.40
Weighted average remaining contractual life (in years)	1 year
EIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	1,591,672
Options granted during the period (in shares)	1,690,872
Options exercised during the period (in shares)	(463,853)
Options forfeited during the period (in shares)	(426,818)
Number of share options expired in share-based payment arrangement (in shares)	0
Share options outstanding at end of period (in shares)	2,391,873
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 19.33
Weighted average remaining contractual life (in years)	2 years
SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	2,729
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	0
Number of share options expired in share-based payment arrangement (in shares)	(2,729)
Share options outstanding at end of period (in shares)	0
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	0 years
SS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	2,697,664
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	(243,198)
Number of share options expired in share-based payment arrangement (in shares)	0
Share options outstanding at end of period (in shares)	2,454,466
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 50.27
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	4 years